Cover	Apr. 17, 2023
Cover [Abstract]
Entity Registrant Name	AmpliTech Group, Inc.
Entity Central Index Key	0001518461
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 17, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-4566352
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-40069
Entity Address Address Line 1	155 Plant Avenue
Entity Address City Or Town	Hauppauge
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11788
City Area Code	631
Local Phone Number	521-7831
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	AMPG
Security Exchange Name	NASDAQ